INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure Of Detailed Information About Components Of Tax Expense (Recovery)	The major components of income tax expense / (recovery) are as follows:

	Year ended December 31,
	2022	2021
Current income tax expense	$—	$200
Deferred income tax expense / (recovery)	(11,833)	19,853
Income tax expense / (recovery)	$(11,833)	$20,053
(b)The income tax expense for the year can be reconciled to the accounting profit as follows:

	December 31,		December 31,
	2022		2021
Income / (loss) before income tax	$(91,030)		$108,276
Canadian federal and provincial income tax rates	(24,578)	27%	29,235	27%

Increase / (decrease) due to:
Permanent differences	873	(1)	518	—
Impact of foreign tax rates	3,494	(4)	(7,575)	(7)
Other foreign exchange differences	(3,028)	3	959	1
Prior year's adjustments relating to tax provision and tax returns	727	(1)	—	—
Change in unrecognized deferred taxes	10,829	(12)	(3,214)	(3)
Other	(150)	—	130	—
Income tax expense / (recovery)	$(11,833)	13%	$20,053	19%

Schedule of Deferred Tax Assets / (Liabilities)
Movement in net deferred tax liabilities:

	December 31, 2022	December 31, 2021
Balance at the beginning of year	$(19,853)	$—
Recognized in profit / (loss)	11,833	(19,853)
Balance at the end of the year	$(8,020)	$(19,853)
The following is the analysis of deferred tax assets / (liabilities) presented in the consolidated statements of financial position:

	December 31, 2022	December 31, 2021
Deferred income tax assets
Unused losses	$26,054	$8,117
Financing costs	422	562
Asset retirement obligation	17,269	14,188
Other	29,109	4,131
Gross deferred tax asset	$72,854	$26,998
Offset by deferred income tax liabilities	(58,395)	(23,316)
Net deferred tax asset	$14,459	$3,682

Deferred income tax liabilities
Inventory	(983)	(350)
Capital assets	(43,559)	(39,492)
Other	(21,873)	(3,327)
Gross deferred tax liabilities	$(66,415)	$(43,169)
Deferred income tax liabilities used to offset deferred tax asset	58,395	23,316
Net deferred income tax assets / (liabilities)	$(8,020)	$(19,853)
The deductible temporary differences and unused tax losses in respect of which a deferred tax asset has not been recognized in the consolidated statements of financial position are as follows:

	Year ended December 31, 2022		Year ended December 31, 2021
	Canada	United States	Canada	United States
Deferred tax assets not recognized
Loss carry forwards	$25,953	$—	$5,078	$—
Conversion feature	—	—	8,493	—
Financing costs	—	—	2,082	—
Other	20,710	—	82	—
Total deferred tax assets not recognized	$46,663	$—	$15,735	$—

Non capital loss carry‑forwards	$25,953	$—	$5,078	$—